Schedule of basic and diluted net loss per share attributable to common stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Net loss, continuing operations, basic	$ (8,639)
Net loss, continuing operations, diluted	$ (8,639)
Weighted average shares, continuing operations, basic	21,107,043
Weighted average shares, continuing operations, diluted	21,107,043
Loss per shares, continuing operations, basic	$ (0.41)
Loss per shares, continuing operations, diluted	$ (0.41)
Net loss, discontinuing operations, basic	$ (36,367)
Net loss, discontinuing operations, diluted	$ (36,367)
Weighted average shares, Discontinued operations, basic	21,107,043
Weighted average shares, Discontinued operations, diluted	21,107,043
Loss per shares, Discontinued operations, basic	$ (1.72)
Loss per shares,Discontinued operations, diluted	$ (1.72)
Net loss, basic	$ (45,006)
Net loss, diluted	$ (45,006)
Weighted average shares, basic	21,107,043	22,078,855
Weighted average shares, diluted	21,107,043	22,078,855
Loss per shares, basic	$ (2.13)	$ (1.95)
Loss per shares, diluted	$ (2.13)	$ (1.95)